SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	2 Months Ended
	Jan. 31, 2023	Feb. 17, 2023	Dec. 31, 2022	Dec. 31, 2021
Conversion of preferred stock into common number of common stock, per share			$ 3.25
Series C Preferred Stocks [Member]
Preferred stock, shares issued			270	3,886
Subsequent Event Member | Antilles Family Office, LLC [Member]
Preferred stock, shares issued		238
Subsequent Event Member | Series C Preferred Stocks [Member]
Conversion of preferred stock into common number of common stock, shares		222,283
Conversion of preferred stock into common stock	32
Conversion of preferred stock into common number of common stock, per share		$ 1.2813
Conversion of preferred stock into common number of common stock, amount		$ 5.9
Subsequent Event Member | Issuance of True Up Shares for prior Conversions of Series C Preferred Stock
Conversion of preferred stock into common number of common stock, shares	571,194	238
Conversion of preferred stock into common stock	32
Shares conversion price per share		$ 1.2813
Conversions of Series C Preferred Stock		1,336,143
Conversion of preferred stock into common number of common stock, per share		$ 1.2813
Number of trading days		60
Conversion of preferred stock into common number of common stock, price per share decreased from previous per share amount		$ 1.7124